Disposals and other non-operating items - Additional information(Details) - GBP (£) £ in Millions		12 Months Ended
	Feb. 01, 2021	Dec. 31, 2020	Dec. 31, 2021
Palantir technologies [member]
Statement [Line Items]
Proceeds on the disposal of venture fund investment	£ 187	£ 173
venture fund investments [Member]
Statement [Line Items]
Gross Proceeds from disposal of venture fund investment			£ 178